Taxation - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	¥ 63,643	$ 9,227	¥ 4,478
Increase	172	25	59,316
Decrease	(54,527)	(7,905)	(151)
Balance at the end of the year	¥ 9,288	$ 1,347	¥ 63,643